UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ];  Amedment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        February 13, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         77
Form 13F Information Table Value Total:         $114,231
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy Cl A  100 COM              084990175      459      400 SH       Sole                      400
3M Company                     COM              88579Y101     1852    22665 SH       Sole                    18015              4650
AFLAC Inc                      COM              001055102     8896   205631 SH       Sole                   168526             37104
AGL Resources Inc              COM              001204106      238     5641 SH       Sole                     5633                 8
AT&T Corp                      COM              00206R102      335    11081 SH       Sole                    11081
Abbott Laboratories            COM              002824100     1084    19283 SH       Sole                    17458              1825
AllianceBernstein Holding LP   COM              01881G106      134    10275 SH       Sole                    10275
American Express Co            COM              025816109      575    12187 SH       Sole                    10012              2175
Ameriprise Financial Inc       COM              03076C106      201     4049 SH       Sole                     4049
Automatic Data Processing Inc  COM              053015103     1959    36277 SH       Sole                    31402              4875
Bank of America Corp           COM              060505104     2126   382375 SH       Sole                   324860             57515
Brocade Communications Systems COM              111621306      336    64825 SH       Sole                    64825
Chevron Corp                   COM              166764100     1727    16229 SH       Sole                    13979              2250
Chicos FAS Inc                 COM              168615102      878    78855 SH       Sole                    70705              8150
Cisco Systems Inc              COM              17275R102     3635   201038 SH       Sole                   169313             31725
Coca-Cola Co                   COM              191216100     5653    80785 SH       Sole                    65803             14982
Colgate Palmolive Co           COM              194162103      219     2370 SH       Sole                     2370
ConocoPhillips                 COM              20825C104     2549    34985 SH       Sole                    27025              7960
Darden Restaurants Inc         COM              237194105     2432    53365 SH       Sole                    42040             11325
Ebay Inc                       COM              278642103     1691    55765 SH       Sole                    48415              7350
Emerson Electric Co            COM              291011104     2665    57199 SH       Sole                    48349              8850
Enbridge Energy Partners LP    COM              29250R106      305     9200 SH       Sole                     9200
Exxon Mobil Corp               COM              30231G102     1589    18750 SH       Sole                    17658              1092
Gap Inc                        COM              364760108      348    18750 SH       Sole                    13750              5000
General Dynamics Corp          COM              369550108      865    13020 SH       Sole                    11270              1750
General Electric Co            COM              369604103     4369   243928 SH       Sole                   206743             37185
General Mills Inc              COM              370334104      625    15464 SH       Sole                    14064              1400
Generation Zero Group Inc      COM              37148T101        1    29520 SH       Sole                    29520
Home Depot Inc                 COM              437076102     3405    81005 SH       Sole                    72630              8375
Illinois Tool Works Inc        COM              452308109     1907    40820 SH       Sole                    36770              4050
Int'l Business Machines Corp   COM              459200101      691     3756 SH       Sole                     2236              1520
Intel Corp                     COM              458140100     6206   255919 SH       Sole                   216777             39142
Johnson & Johnson              COM              478160104     5269    80348 SH       Sole                    65438             14910
Johnson Controls Inc           COM              478366107      279     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      820    11150 SH       Sole                    10550               600
Lilly (Eli) & Co               COM              532457108      240     5779 SH       Sole                     3250              2529
McDonalds Corp                 COM              580135101     1148    11447 SH       Sole                    10947               500
Medtronic Inc                  COM              585055106     2437    63705 SH       Sole                    54905              8800
Microsoft Corp                 COM              594918104     4784   184278 SH       Sole                   153903             30375
NII Holdings Inc               COM              62913f201      320    15000 SH       Sole                    15000
Nokia Corp Spon ADR            COM              654902204      287    59440 SH       Sole                    52640              6800
PTA Holdings Inc               COM              69367L105        1    80000 SH       Sole                    80000
Paychex Inc                    COM              704326107     1169    38839 SH       Sole                    29064              9775
PepsiCo Inc                    COM              713448108     1091    16447 SH       Sole                    13072              3375
Pfizer Inc                     COM              717081103      207     9548 SH       Sole                     8098              1450
Philip Morris Intl Inc         COM              718172109      258     3283 SH       Sole                     3283
PrivateBancorp Inc             COM              742962103      136    12350 SH       Sole                    12350
Procter & Gamble Co            COM              742718109     2138    32046 SH       Sole                    29006              3040
Southern Company               COM              842587107     1491    32219 SH       Sole                    30219              2000
Strayer Education Inc          COM              863236105     2117    21780 SH       Sole                    18505              3275
SunTrust Banks Inc             COM              867914103      479    27088 SH       Sole                    24763              2325
Supertel Hospitality Inc       COM              868526104       18    27000 SH       Sole                    27000
Swisher Hygiene Inc            COM              870808102      249    66700 SH       Sole                    54200             12500
Synovus Financial Corp         COM              87161C105      278   197328 SH       Sole                   105390             91938
Target Corp                    COM              87612E106     2956    57710 SH       Sole                    49230              8480
Texas Instruments Inc          COM              882508104      285     9780 SH       Sole                     9780
Total System Services Inc      COM              891906109     1579    80727 SH       Sole                    75810              4917
Transocean Ltd Switzerland     COM              H8817H100     2300    59908 SH       Sole                    51683              8225
Ultra Petroleum Corp           COM              903914109      379    12805 SH       Sole                    11730              1075
United Parcel Service Cl B     COM              911312106     2988    40828 SH       Sole                    33918              6910
UnitedHealth Group Inc         COM              91324P102      695    13718 SH       Sole                    12468              1250
Wal-Mart Stores Inc            COM              931142103      946    15822 SH       Sole                    15247               575
Walgreen Company               COM              931422109     2144    64855 SH       Sole                    52855             12000
Waste Management Inc           COM              94106L109      587    17950 SH       Sole                    14100              3850
Wells Fargo & Co new           COM              949746101     1578    57250 SH       Sole                    50142              7108
Western Union Company (The)    COM              959802109      882    48300 SH       Sole                    34850             13450
Whirlpool Corp                 COM              963320106     1100    23190 SH       Sole                    18960              4230
Vanguard Total Stock Market ET                  922908769      201     3133 SH       Sole                     3133
Calamos Convertible & High Inc                  12811P108      759    65619 SH       Sole                    58875              6744
MFS Intermediate Income Trust                   55273C107     1033   164024 SH       Sole                   152629             11395
Nuveen GA Dividend Advantage M                  67072B107      509    34800 SH       Sole                    27850              6950
Nuveen Quality Preferred Incom                  67072C105     1455   185823 SH       Sole                   182873              2950
Templeton Global Income                         880198106     1196   126600 SH       Sole                    91350             35250
Vanguard Short Term Bond ETF                    921937827      305     3770 SH       Sole                     1450              2320
iShares Barclays Aggregate Bon                  464287226     1509    13689 SH       Sole                    10134              3555
iShares Barclays TIPS Bond                      464287176     1973    16905 SH       Sole                    14305              2600
iShares iBoxx $ Investment Gra                  464287242     1698    14925 SH       Sole                     9920              5005